Supplement to the Prospectus and
Statement of Additional Information
Dated March 30, 2005

PIA BBB Bond Fund (the “Fund”),
A series of the Advisors Series Trust

The Board of Trustees of the Advisors Series Trust (the “Trust”) has approved a new distributor for the Fund:

▪
Effective August 1, 2005, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 will replace Syndicated Capital, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401 as the Distributor of the Fund. Accordingly, all references to Syndicated Capital, Inc. as distributor in the prospectus and SAI should be changed to Quasar Distributors, LLC.

The Section titled, “The Distributor” in the SAI is replaced with the following:

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”), with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (“Quasar”), pursuant to which Quasar acts as the Fund’s principal underwriter and distributor, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.

The Distribution Agreement has an initial term of up to two years and will continue in effect after the initial term only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by Quasar on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. The offering of the Fund’s shares is continuous. The Distribution Agreement provides that Quasar, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Prior to August 1, 2005, Syndicated Capital, Inc., an affiliate of the Adviser, 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401 was the distributor to the Fund and the Predecessor Fund.

The date of this Supplement is August 10, 2005.

Please retain this Supplement for future reference.

Supplement to the Prospectus and
Statement of Additional Information
Dated March 30, 2005

PIA Short-Term Government Securities Fund
PIA Total Return Bond Fund
(collectively, the “Funds”),
Each a series of the Advisors Series Trust

The Board of Trustees of the Advisors Series Trust (the “Trust”) has approved a new distributor for the Funds:

▪
Effective August 1, 2005, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 will replace Syndicated Capital, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401 as the Distributor of the Funds. Accordingly, all references to Syndicated Capital, Inc. as distributor in the prospectus and SAI should be changed to Quasar Distributors, LLC.

The Section titled, “The Distributor” in the SAI is replaced with the following:

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”), with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (“Quasar”), pursuant to which Quasar acts as the Funds’ principal underwriter and distributor, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.

The Distribution Agreement has an initial term of up to two years and will continue in effect after the initial term only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by Quasar on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. The offering of the Funds’ shares is continuous. The Distribution Agreement provides that Quasar, as agent in connection with the distribution of Funds shares, will use its best efforts to distribute the Funds’ shares.

Prior to August 1, 2005, Syndicated Capital, Inc., an affiliate of the Adviser, 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401 was the distributor to the Funds and the Predecessor Funds.

The date of this Supplement is August 10, 2005.

Please retain this Supplement for future reference.